13. Property, plant and equipment (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 17,612,164
Additions in the period, net of cancellation	1,849,539
Remensuration	(415,060)
Depreciation	(1,102,242)
Balance end	18,100,698
Lease Operation - Network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	3,172,142
Additions in the period, net of cancellation	492,771
Remensuration	(196,967)
Depreciation	(448,046)
Balance end	R$ 3,019,900
Amortization percentage per year	12.41%
Lease Operation - Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 6,988
Additions in the period, net of cancellation	4,926
Remensuration	(7,426)
Depreciation	(4,488)
Balance end
Amortization percentage per year	38.35%
Lease Operation - Stores & Kiosks and real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 479,472
Additions in the period, net of cancellation	142,174
Remensuration	(114,726)
Depreciation	(106,658)
Balance end	R$ 400,262
Amortization percentage per year	22.60%
Lease Operation - Land (Network) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 1,539,913
Additions in the period, net of cancellation	251,886
Remensuration	(89,335)
Depreciation	(201,555)
Balance end	R$ 1,500,909
Amortization percentage per year	9.87%
Lease Operation - Fiber [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 794,757
Additions in the period, net of cancellation	957,782
Remensuration	(6,606)
Depreciation	(341,495)
Balance end	R$ 1,404,438
Amortization percentage per year	24.69%